Impairment of Assets - Turkcell Superonline -Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Turkcell Superonline [member]
Disclosure of detailed information about intangible assets [line items]
Aggregate carrying amount of goodwill	₺ 32,834	₺ 32,834